Employee Benefits (Tables)	6 Months Ended
Apr. 30, 2020
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Summary of Employee Benefit Plans Expenses

The following table summarizes expenses for the Bank’s principal pension and non-pension post-retirement defined benefit plans and the Bank’s significant other defined benefit pension and retirement plans, for the three and six months ended April 30.

Defined Benefit Plan Expenses

(millions of Canadian dollars)	Principal pension plans		Principal non-pension post-retirement benefit plan		Other pension and retirement plans[1]
		For the three months ended
	April 30 2020	April 30 2019	April 30 2020	April 30 2019	April 30 2020	April 30 2019
Service cost – benefits earned	$117	$82	$4	$3	$2	$3
Net interest cost on net defined benefit liability	3	(3)	4	5	7	8
Past service cost (credit)	–	–	–	–	–	2

Defined benefit administrative expenses	3	2	–	–	2	1
Total	$123	$81	$8	$8	$11	$14
		For the six months ended
	April 30 2020	April 30 2019	April 30 2020	April 30 2019	April 30 2020	April 30 2019
Service cost – benefits earned	$234	$163	$8	$7	$4	$5
Net interest cost on net defined benefit liability	7	(6)	9	10	14	16
Past service cost (credit)	–	–	–	–	–	2

Defined benefit administrative expenses	5	5	–	–	3	3
Total	$246	$162	$17	$17	$21	$26

[1]

Includes Canada Trust defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance retirement plans, and supplemental employee retirement plans. Other employee benefit plans operated by the Bank and certain of its subsidiaries are not considered material for disclosure purposes. The TD Banknorth defined benefit pension plan was frozen as of December 31, 2008, and no service credits can be earned after that date. Certain TD Auto Finance defined benefit pension plans were frozen as of April 1, 2012, and no service credits can be earned after March 31, 2012.

Summary of Expenses for Bank's Defined Contribution Plans

The following table summarizes expenses for the Bank’s defined contribution plans for the three and six months ended April 30.

Defined Contribution Plan Expenses

(millions of Canadian dollars)	For the three months ended		For the six months ended
	April 30 2020	April 30 2019	April 30 2020	April 30 2019
Defined contribution pension plans[1]	$41	$38	$85	$78

Government pension plans[2]	88	87	205	193
Total	$129	$125	$290	$271

[1]	Includes defined contribution portion of the TD Pension Plan (Canada) and TD Bank, N.A. defined contribution 401(k) plan.
[2]	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act.

Summary of Bank Contribution to Principal Pension and Non Pension Post Retirement Benefit Plans and Significant Other Pension and Retirement Plans

The following table summarizes the Bank’s contributions to its principal pension and non-pension post-retirement defined benefit plans and the Bank’s significant other defined benefit pension and retirement plans during the three and six months ended April 30.

Defined Benefit Plan Contributions

(millions of Canadian dollars)	For the three months ended		For the six months ended
	April 30 2020	April 30 2019	April 30 2020	April 30 2019
Principal pension plans	$123	$95	$203	$178
Principal non-pension post-retirement benefit plan	4	4	7	8
Other pension and retirement plans[1]	8	10	22	19
Total	$135	$109	$232	$205

[1]

Includes Canada Trust defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance retirement plans, and supplemental employee retirement plans. Other employee benefit plans operated by the Bank and certain of its subsidiaries are not considered material for disclosure purposes.